Contingency and Capital Commitments - Nominal Amounts of Undrawn Loan Commitments and Financial Guarantees and Other Credit-Related Contingent Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Disclosure of contingent liabilities [Line Items]
Nominal amounts	¥ 372,678,085	¥ 339,156,626
Loan commitments [member]
Disclosure of contingent liabilities [Line Items]
Nominal amounts	88,926,181	79,068,816
Financial guarantees and other credit-related contingent liabilities [Member]
Disclosure of contingent liabilities [Line Items]
Nominal amounts	14,869,558	13,693,772
Loan commitments and financial guarantees and other credit-related contingent liabilities [Member]
Disclosure of contingent liabilities [Line Items]
Nominal amounts	¥ 103,795,739	¥ 92,762,588